POLICYHOLDERS' ACCOUNT BALANCES - Schedule of Policyholder Account Balance (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Policyholder Account Balance [Roll Forward]
Balance, beginning of period	$ 24,431	$ 19,744
Acquisition from business combination	61,296
Issuances	4,100	2,776
Derecognition	(7,402)
Premiums received	282	1,316
Policy charges	(330)	(221)
Surrenders and withdrawals	(3,366)	(1,365)
Interest credited	856	262
Benefit payments	(177)	(19)
Other	(195)	104
Balance, end of period	80,489
Net amount at risk	12,051	806
Annuity
Policyholder Account Balance [Roll Forward]
Balance, beginning of period	22,456	17,845
Acquisition from business combination	61,296
Issuances	4,064	2,731
Derecognition	(7,402)
Premiums received	69	1,118
Policy charges	(143)	(34)
Surrenders and withdrawals	(3,323)	(1,297)
Interest credited	808	173
Benefit payments	(177)	(19)
Other	(195)	104
Balance, end of period	$ 77,453	$ 20,621
Weighted-average crediting rate	3.00%	2.00%
Net amount at risk	$ 12,466	$ 1,161
Cash surrender value	71,450	18,648
Life
Policyholder Account Balance [Roll Forward]
Balance, beginning of period	1,975	1,899
Acquisition from business combination	0
Issuances	36	45
Derecognition	0
Premiums received	213	198
Policy charges	(187)	(187)
Surrenders and withdrawals	(43)	(68)
Interest credited	48	89
Benefit payments	0	0
Other	0	0
Balance, end of period	$ 2,042	$ 1,976
Weighted-average crediting rate	5.00%	9.00%
Net amount at risk	$ 38,365	$ 37,023
Cash surrender value	$ 1,796	$ 1,724